Share Capital (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) shares month $ / shares	Dec. 31, 2023 CAD ($) shares month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	471,177	481,449
Weighted average share price at grant date (CAD$) | $ / shares	$ 16.07	$ 14.10
Average risk-free rate	3.77%	3.87%
Average expected dividend yield	0.78%	0.96%
Expected stock price volatility (based on historical volatility)	40.00%	48.00%
Expected life of option (months)	42	42
Weighted average per share fair value of stock options granted (CAD$) | $	$ 5.08	$ 4.94
Average expected dividend yield	0.78%	0.96%
Average risk-free rate	3.77%	3.87%
Expected life of option (months)	42	42